Shareholder's Equity - Issued Share Capital, ATM Program, public equity offering and conversion of notes (Details) $ / shares in Units, $ / shares in Units, $ in Thousands								12 Months Ended
	Nov. 15, 2022 CAD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Oct. 25, 2021 shares	Sep. 02, 2021 CAD ($) $ / shares shares	Sep. 02, 2021 USD ($) shares	Jun. 22, 2021 shares	Apr. 07, 2021 shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Nov. 15, 2022 USD ($)	Sep. 02, 2021 USD ($) $ / shares
Shareholder's Equity
Gross proceeds from issuance									$ 3,701,000	$ 666,000
Transaction costs								$ 284,000
Common shares issued to repay the existing Glencore loan | shares							1,324,985
Shares issued for the acquisition of exploration & evaluation assets | shares			11,111			12,500
ATM Program
Shareholder's Equity
Number of shares issued | shares	720,865	720,865		112,417	112,417
Price per share | (per share)	$ 5.13											$ 6.10
Gross proceeds from issuance	$ 3,701,000			$ 686,000
Transaction costs	92,000			$ 21,000
Interest make-whole payments to Noteholders upon conversion											$ 485
Transaction costs incurred in relation to conversions	$ 0
ATM Program | 2026 Notes
Shareholder's Equity
Original amount of debt converted		$ 3,500
Number of shares issued upon conversion of debt | shares	789,103	789,103
Public equity offering
Shareholder's Equity
Number of shares issued | shares				2,119,444	2,119,444
Price per share | $ / shares				$ 4.50
Gross proceeds from issuance				$ 9,538,000
Transaction costs				$ 810,000
Original amount of debt converted					$ 5,500
Number of shares issued upon conversion of debt | shares				1,240,019	1,240,019
Interest make-whole payments to Noteholders upon conversion												$ 756
Transaction costs incurred in relation to conversions					$ 0